Quarterly Holdings Report
for
Fidelity® SAI Sustainable Core Plus Bond Fund
May 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SSU-NPRT3-0724
1.9904897.102
Corporate Bonds - 29.1%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
DISH Network Corp.:
0% 12/15/25		7,000	5,324
3.375% 8/15/26		28,000	17,918
			23,242
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
Wayfair LLC 0.625% 10/1/25		3,000	2,813

INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Instruments, Inc. 1.25% 6/1/30 (b)		6,000	6,144
Wolfspeed, Inc. 1.875% 12/1/29		27,000	15,012
			21,156
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Rexford Industrial Realty LP:
4.125% 3/15/29(b)		3,000	2,921
4.375% 3/15/27(b)		3,000	2,949
			5,870
Real Estate Management & Development - 0.1%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26		4,000	3,318
Redfin Corp. 0.5% 4/1/27		31,000	17,050
			20,368
TOTAL REAL ESTATE			26,238

UTILITIES - 0.0%
Electric Utilities - 0.0%
PG&E Corp. 4.25% 12/1/27 (b)		3,000	3,091

Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 2.5% 6/15/26 (b)		6,000	5,445
Sunnova Energy International, Inc. 0.25% 12/1/26		8,000	3,488
			8,933
TOTAL UTILITIES			12,024

TOTAL CONVERTIBLE BONDS			85,473
Nonconvertible Bonds - 29.0%
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.1%
Altice France SA 5.125% 7/15/29 (b)		45,000	30,180
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (b)		4,000	3,778
Frontier Communications Holdings LLC 8.75% 5/15/30 (b)		10,000	10,348
IHS Holding Ltd.:
5.625% 11/29/26(b)		2,000	1,891
6.25% 11/29/28(b)		4,000	3,575
Iliad Holding SAS 8.5% 4/15/31 (b)		30,000	30,377
Level 3 Financing, Inc.:
4% 4/15/31(b)		17,000	9,285
11% 11/15/29(b)		2,061	2,113
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		5,000	3,300
TELUS Corp. 3.4% 5/13/32		200,000	173,008
Verizon Communications, Inc. 5.05% 5/9/33		445,000	437,852
Zayo Group Holdings, Inc. 4% 3/1/27 (b)		10,000	7,798
			713,505
Entertainment - 0.3%
The Walt Disney Co. 2.65% 1/13/31		140,000	121,513
Universal Music Group NV 4% 6/13/31 (Reg. S)	EUR	100,000	109,724
			231,237
Media - 1.1%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		20,000	17,998
Altice Financing SA 5.75% 8/15/29 (b)		28,000	20,785
Altice France Holding SA:
6% 2/15/28(b)		12,000	3,735
10.5% 5/15/27(b)		2,000	740
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34(b)		35,000	26,078
4.75% 2/1/32(b)		34,000	27,378
5.5% 5/1/26(b)		36,000	35,553
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
5.05% 3/30/29		20,000	19,164
6.1% 6/1/29		41,000	41,045
6.55% 6/1/34		22,000	22,045
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(b)		19,000	17,949
7.5% 6/1/29(b)		2,000	1,642
7.875% 4/1/30(b)		20,000	19,891
9% 9/15/28(b)		22,000	22,898
CSC Holdings LLC:
3.375% 2/15/31(b)		37,000	21,668
4.625% 12/1/30(b)		29,000	12,193
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)		24,000	22,536
DISH DBS Corp. 5.75% 12/1/28 (b)		11,000	7,664
DISH Network Corp. 11.75% 11/15/27 (b)		13,000	13,043
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (b)		9,000	8,477
Mcgraw-Hill Education, Inc. 8% 8/1/29 (b)		7,000	6,526
Outfront Media Capital LLC / Corp. 7.375% 2/15/31 (b)		5,000	5,167
Univision Communications, Inc.:
7.375% 6/30/30(b)		21,000	19,900
8% 8/15/28(b)		5,000	4,925
8.5% 7/31/31(b)(c)		15,000	14,750
Warnermedia Holdings, Inc.:
4.279% 3/15/32		200,000	175,042
5.141% 3/15/52		141,000	111,307
Ziggo Bond Co. BV 6% 1/15/27 (b)		5,000	4,907
			705,006
Wireless Telecommunication Services - 0.0%
AXIAN Telecom 7.375% 2/16/27 (b)		4,000	3,893
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)		25,000	23,837
Millicom International Cellular SA 4.5% 4/27/31 (b)		3,000	2,565
			30,295
TOTAL COMMUNICATION SERVICES			1,680,043

CONSUMER DISCRETIONARY - 2.5%
Automobile Components - 0.1%
Hertz Corp. 4.625% 12/1/26 (b)		14,000	10,870
Macquarie AirFinance Holdings:
6.4% 3/26/29(b)		10,000	10,105
6.5% 3/26/31(b)		10,000	10,154
8.375% 5/1/28(b)		5,000	5,258
ZF North America Capital, Inc.:
4.75% 4/29/25(b)		5,000	4,925
6.75% 4/23/30(b)		5,000	5,060
			46,372
Automobiles - 0.2%
General Motors Co. 5.4% 10/15/29		100,000	99,128
McLaren Finance PLC 7.5% 8/1/26 (b)		7,000	6,041
Rivian Holdco & Rivian LLC & Rivian Automotive LLC CME Term SOFR 6 Month Index + 6.020% 11.3101% 10/15/26 (b)(d)(e)		40,000	39,324
			144,493
Broadline Retail - 0.0%
Kohl's Corp. 4.25% 7/17/25		3,000	2,923
Macy's Retail Holdings LLC 5.875% 4/1/29 (b)		3,000	2,889
Nordstrom, Inc. 4.375% 4/1/30		8,000	7,274
			13,086
Diversified Consumer Services - 0.2%
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (b)		11,000	10,946
Sotheby's 7.375% 10/15/27 (b)		25,000	21,761
StoneMor, Inc. 8.5% 5/15/29 (b)		6,000	4,818
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		59,000	57,354
			94,879
Hotels, Restaurants & Leisure - 0.7%
Aramark Services, Inc.:
5% 4/1/25(b)		10,000	9,916
5% 2/1/28(b)		5,000	4,781
Carnival Corp. 6% 5/1/29 (b)		73,000	71,347
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)		22,000	19,908
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(b)		31,000	26,291
5.875% 4/1/29(b)		5,000	4,957
6.125% 4/1/32(b)		5,000	4,943
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	100,000	117,855
Life Time, Inc.:
5.75% 1/15/26(b)		11,000	10,937
8% 4/15/26(b)		46,000	46,310
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		27,000	25,418
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27(b)		7,000	6,858
5.5% 4/1/28(b)		63,000	61,546
6.25% 3/15/32(b)		15,000	14,932
Station Casinos LLC 6.625% 3/15/32 (b)		5,000	4,908
Yum! Brands, Inc. 4.625% 1/31/32		19,000	17,307
			448,214
Household Durables - 0.0%
Beazer Homes U.S.A., Inc. 7.5% 3/15/31 (b)		5,000	4,991
Landsea Homes Corp. 8.875% 4/1/29 (b)		3,000	2,908
TRI Pointe Homes, Inc.:
5.25% 6/1/27		4,000	3,880
5.7% 6/15/28		5,000	4,888
			16,667
Leisure Products - 0.0%
Amer Sports Co. 6.75% 2/16/31 (b)		15,000	14,944

Specialty Retail - 0.9%
At Home Group, Inc. 4.875% 7/15/28 (b)		8,000	3,400
Bath & Body Works, Inc.:
6.75% 7/1/36		9,000	8,956
6.95% 3/1/33		8,000	7,802
Carvana Co.:
4.875% 9/1/29(b)		5,000	3,500
5.625% 10/1/25(b)		8,000	7,718
12% 12/1/28 pay-in-kind(b)(d)		4,218	4,409
13% 6/1/30 pay-in-kind(b)(d)		3,177	3,270
14% 6/1/31 pay-in-kind(b)(d)		19,892	20,961
Champions Financing, Inc. 8.75% 2/15/29 (b)		12,000	12,337
Hudson Automotive Group 8% 5/15/32 (b)		5,000	5,153
LBM Acquisition LLC 6.25% 1/15/29 (b)		22,000	19,866
Lowe's Companies, Inc.:
3.75% 4/1/32		130,000	117,571
4.25% 4/1/52		130,000	102,125
Michaels Companies, Inc. 5.25% 5/1/28 (b)		24,000	19,467
Sally Holdings LLC 6.75% 3/1/32		10,000	9,810
Staples, Inc.:
7.5% 4/15/26(b)		20,000	19,996
10.75% 4/15/27(b)		16,000	14,245
10.75% 9/1/29(b)(c)		11,000	10,644
The Home Depot, Inc. 3.25% 4/15/32		130,000	114,570
TJX Companies, Inc. 3.875% 4/15/30		120,000	113,190
			618,990
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. 4.125% 8/15/31 (b)		23,000	20,003
Hanesbrands, Inc. 4.875% 5/15/26 (b)		5,000	4,850
Tapestry, Inc.:
3.05% 3/15/32		200,000	160,807
7% 11/27/26		14,000	14,374
7.05% 11/27/25		5,000	5,083
7.35% 11/27/28		23,000	23,817
7.7% 11/27/30		24,000	25,076
7.85% 11/27/33		24,000	25,299
			279,309
TOTAL CONSUMER DISCRETIONARY			1,676,954

CONSUMER STAPLES - 0.9%
Beverages - 0.0%
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		21,000	19,405

Consumer Staples Distribution & Retail - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26(b)		12,000	11,429
4.875% 2/15/30(b)		6,000	5,612
Alimentation Couche-Tard, Inc. 3.625% 5/13/51 (b)		150,000	107,035
C&S Group Enterprises LLC 5% 12/15/28 (b)		5,000	3,695
KeHE Distributor / Nextwave 9% 2/15/29 (b)		17,000	17,220
Performance Food Group, Inc. 4.25% 8/1/29 (b)		6,000	5,452
Sigma Holdco BV 7.875% 5/15/26 (b)		13,000	12,643
U.S. Foods, Inc. 4.625% 6/1/30 (b)		8,000	7,346
			170,432
Food Products - 0.5%
Darling Ingredients, Inc. 6% 6/15/30 (b)		5,000	4,888
General Mills, Inc. 2.25% 10/14/31		350,000	287,016
Post Holdings, Inc.:
4.5% 9/15/31(b)		10,000	8,851
4.625% 4/15/30(b)		6,000	5,448
6.25% 2/15/32(b)		5,000	4,970
TreeHouse Foods, Inc. 4% 9/1/28		8,000	7,124
			318,297
Household Products - 0.2%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/33 (Reg. S)	EUR	100,000	107,856

TOTAL CONSUMER STAPLES			615,990

ENERGY - 0.9%
Energy Equipment & Services - 0.2%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (b)		12,000	11,861
CGG SA 8.75% 4/1/27 (b)		24,000	22,986
Oceaneering International, Inc. 6% 2/1/28		25,000	24,632
Vallourec SA 7.5% 4/15/32 (b)		30,000	30,869
			90,348
Oil, Gas & Consumable Fuels - 0.7%
Baytex Energy Corp. 7.375% 3/15/32 (b)		5,000	5,058
California Resources Corp.:
7.125% 2/1/26(b)		31,000	31,156
8.25% 6/15/29(b)(c)		10,000	10,015
Canacol Energy Ltd. 5.75% 11/24/28 (b)		12,000	6,296
CNX Midstream Partners LP 4.75% 4/15/30 (b)		23,000	20,686
CNX Resources Corp.:
6% 1/15/29(b)		9,000	8,782
7.25% 3/1/32(b)		5,000	5,069
7.375% 1/15/31(b)		5,000	5,088
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/33 (b)		10,000	10,275
CVR Energy, Inc. 5.75% 2/15/28 (b)		6,000	5,538
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625% 3/15/29 (b)		5,000	5,113
EG Global Finance PLC 12% 11/30/28 (b)		30,000	31,072
Energean PLC 6.5% 4/30/27 (b)		15,000	14,138
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29		25,000	24,615
Golar LNG Ltd. 7% 10/20/25 (b)		7,000	6,943
Harbour Energy PLC 5.5% 10/15/26 (b)		6,000	5,873
Kosmos Energy Ltd.:
7.5% 3/1/28(b)		4,000	3,796
7.75% 5/1/27(b)		1,000	974
MEG Energy Corp. 5.875% 2/1/29 (b)		82,000	79,584
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		5,000	4,339
New Fortress Energy, Inc.:
6.5% 9/30/26(b)		49,000	46,121
8.75% 3/15/29(b)		9,000	8,639
Northern Oil & Gas, Inc. 8.125% 3/1/28 (b)		23,000	23,384
Permian Resources Operating LLC 5.875% 7/1/29 (b)		6,000	5,858
Prairie Acquiror LP 9% 8/1/29 (b)		20,000	20,553
Southwestern Energy Co. 5.375% 3/15/30		6,000	5,771
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29		64,000	58,729
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 3/1/27 (b)		28,000	27,416
Tullow Oil PLC 7% 3/1/25 (b)		3,000	2,900
			483,781
TOTAL ENERGY			574,129

FINANCIALS - 8.4%
Banks - 5.3%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (d)	EUR	100,000	104,713
Banco Bilbao Vizcaya Argentaria SA 1% 1/16/30 (Reg. S) (d)	EUR	100,000	105,999
Bank of America Corp.:
2.456% 10/22/25(d)		410,000	404,695
2.687% 4/22/32(d)		70,000	58,830
5.015% 7/22/33(d)		198,000	192,915
6.204% 11/10/28(d)		25,000	25,711
Barclays PLC 0.577% 8/9/29 (Reg. S) (d)	EUR	100,000	94,532
BNP Paribas SA 4.042% 1/10/32 (Reg. S) (d)	EUR	100,000	108,454
BPCE SA 3.875% 1/11/29 (Reg. S)	EUR	100,000	108,128
Citigroup, Inc.:
2.014% 1/25/26(d)		260,000	253,688
4.91% 5/24/33(d)		254,000	243,577
Cooperatieve Rabobank UA 1% 1/19/34 (Reg. S)	EUR	100,000	84,431
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26(b)		32,000	30,072
6% 4/15/25(b)		12,000	11,938
8% 6/15/27(b)		5,000	5,190
HSBC Holdings PLC 3% 5/29/30 (d)	GBP	100,000	114,135
ING Groep NV:
1.4% 7/1/26(b)(d)		200,000	190,976
4.5% 5/23/29 (Reg. S)(d)	EUR	100,000	110,797
JPMorgan Chase & Co.:
0.768% 8/9/25(d)		385,000	381,338
2.963% 1/25/33(d)		70,000	59,309
4.586% 4/26/33(d)		224,000	212,035
4.912% 7/25/33(d)		26,000	25,197
KBC Group NV 4.375% 4/19/30 (Reg. S) (d)	EUR	100,000	110,889
Lloyds Banking Group PLC 4.75% 9/21/31 (Reg. S) (d)	EUR	100,000	112,818
NatWest Group PLC 4.771% 2/16/29 (Reg. S) (d)	EUR	100,000	111,439
Nordea Bank Abp 2.5% 5/23/29 (Reg. S)	EUR	100,000	102,808
Santander Holdings U.S.A., Inc.:
5.807% 9/9/26(d)		31,000	30,840
6.499% 3/9/29(d)		27,000	27,528
Societe Generale 0.625% 12/2/27 (Reg. S) (d)	EUR	100,000	99,942
UniCredit SpA:
5.459% 6/30/35(b)(d)		1,000	939
5.861% 6/19/32(b)(d)		4,000	3,917
Western Alliance Bancorp. 3% 6/15/31 (d)		15,000	13,425
			3,541,205
Capital Markets - 1.6%
AssuredPartners, Inc. 7.5% 2/15/32 (b)		5,000	4,970
Coinbase Global, Inc. 3.625% 10/1/31 (b)		5,000	3,976
Goldman Sachs Group, Inc.:
3.102% 2/24/33(d)		152,000	129,004
3.615% 3/15/28(d)		130,000	123,978
Morgan Stanley:
0.864% 10/21/25(d)		270,000	264,809
2.943% 1/21/33(d)		70,000	58,954
4.889% 7/20/33(d)		313,000	299,919
State Street Corp. 3.031% 11/1/34 (d)		200,000	175,374
			1,060,984
Consumer Finance - 0.3%
Ally Financial, Inc.:
2.2% 11/2/28		140,000	120,719
5.75% 11/20/25		5,000	4,977
Capstone Borrower, Inc. 8% 6/15/30 (b)		5,000	5,079
Encore Capital Group, Inc. 8.5% 5/15/30 (b)		10,000	10,011
OneMain Finance Corp.:
3.875% 9/15/28		73,000	64,935
9% 1/15/29		5,000	5,249
PRA Group, Inc. 8.875% 1/31/30 (b)		5,000	4,944
SLM Corp. 4.2% 10/29/25		10,000	9,737
			225,651
Financial Services - 0.2%
Block, Inc.:
3.5% 6/1/31		109,000	93,364
6.5% 5/15/32(b)		15,000	15,139
GGAM Finance Ltd.:
6.875% 4/15/29(b)		5,000	5,038
7.75% 5/15/26(b)		5,000	5,095
8% 2/15/27(b)		20,000	20,579
8% 6/15/28(b)		20,000	20,709
Gn Bondco LLC 9.5% 10/15/31 (b)		6,000	5,466
			165,390
Insurance - 0.9%
AIA Group Ltd. 3.375% 4/7/30 (b)		200,000	181,040
Equitable Financial Life Global Funding 1.3% 7/12/26 (b)		200,000	182,765
Marsh & McLennan Companies, Inc. 2.375% 12/15/31		210,000	173,150
Swiss Re Finance Luxembourg SA 2.534% 4/30/50 (Reg. S) (d)	EUR	100,000	98,740
			635,695
Mortgage Real Estate Investment Trusts - 0.1%
Rithm Capital Corp.:
6.25% 10/15/25(b)		2,000	1,982
8% 4/1/29(b)		5,000	4,866
Starwood Property Trust, Inc.:
3.75% 12/31/24(b)		11,000	10,801
7.25% 4/1/29(b)		20,000	19,890
			37,539
TOTAL FINANCIALS			5,666,464

HEALTH CARE - 2.1%
Biotechnology - 0.4%
Amgen, Inc. 3% 2/22/29		260,000	238,206
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		25,000	14,931
			253,137
Health Care Equipment & Supplies - 0.1%
AdaptHealth LLC 5.125% 3/1/30 (b)		30,000	26,204
Embecta Corp. 5% 2/15/30 (b)		25,000	20,675
Sotera Health Holdings LLC 7.375% 6/1/31 (b)		30,000	29,742
			76,621
Health Care Providers & Services - 1.1%
Akumin, Inc. 8% 8/1/28 (b)		23,000	18,055
AMN Healthcare 4% 4/15/29 (b)		20,000	17,721
Cano Health, Inc. 6.25% 10/1/28 (b)(f)		8,000	10
CHS/Community Health Systems, Inc.:
4.75% 2/15/31(b)		91,000	71,852
5.25% 5/15/30(b)		24,000	19,922
6.875% 4/15/29(b)		19,000	14,868
10.875% 1/15/32(b)(c)		1,000	1,033
Cigna Group 3.4% 3/15/51		150,000	101,931
DaVita, Inc. 3.75% 2/15/31 (b)		29,000	24,337
Encompass Health Corp. 4.625% 4/1/31		10,000	9,039
Humana, Inc.:
3.7% 3/23/29		130,000	121,214
5.75% 12/1/28		110,000	111,755
LifePoint Health, Inc.:
5.375% 1/15/29(b)		25,000	21,102
10% 6/1/32(b)		5,000	5,018
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)		2,000	1,420
Modivcare, Inc. 5.875% 11/15/25 (b)		26,000	25,853
Owens & Minor, Inc. 6.625% 4/1/30 (b)		6,000	5,705
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		26,000	22,400
Radiology Partners, Inc. 7.775% 1/31/29 pay-in-kind (b)(d)		8,067	7,432
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)		10,000	10,075
Tenet Healthcare Corp. 6.125% 10/1/28		136,000	134,721
			745,463
Health Care Technology - 0.0%
IQVIA, Inc.:
5% 10/15/26(b)		5,000	4,888
5% 5/15/27(b)		10,000	9,714
			14,602
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 3.75% 3/15/29 (b)		3,000	2,714

Pharmaceuticals - 0.5%
AstraZeneca Finance LLC 1.75% 5/28/28		140,000	123,688
Bristol-Myers Squibb Co. 2.95% 3/15/32		70,000	60,058
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
5.125% 4/30/31(b)		25,000	22,093
6.75% 5/15/34(b)		5,000	4,982
Zoetis, Inc. 2% 5/15/30		140,000	116,912
			327,733
TOTAL HEALTH CARE			1,420,270

INDUSTRIALS - 2.1%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6% 2/15/28(b)		75,000	73,777
7% 6/1/32(b)(c)		5,000	5,018
7.25% 7/1/31(b)		5,000	5,104
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)		5,000	5,463
TransDigm, Inc.:
4.875% 5/1/29		6,000	5,563
5.5% 11/15/27		5,000	4,863
6.375% 3/1/29(b)		30,000	29,935
6.625% 3/1/32(b)		5,000	5,015
			134,738
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/30 (b)		35,000	34,219

Building Products - 0.3%
Advanced Drain Systems, Inc. 6.375% 6/15/30 (b)		5,000	4,990
Builders FirstSource, Inc. 6.375% 3/1/34 (b)		20,000	19,606
Carrier Global Corp.:
2.493% 2/15/27		130,000	121,028
5.9% 3/15/34		4,000	4,155
6.2% 3/15/54		4,000	4,290
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (b)		8,000	6,507
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)		10,000	9,537
			170,113
Commercial Services & Supplies - 0.4%
APX Group, Inc.:
5.75% 7/15/29(b)		32,000	30,377
6.75% 2/15/27(b)		2,000	1,993
Artera Services LLC 8.5% 2/15/31 (b)		80,000	81,742
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)		27,000	28,986
Covanta Holding Corp. 4.875% 12/1/29 (b)		75,000	68,353
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		5,000	4,775
Stericycle, Inc. 3.875% 1/15/29 (b)		63,000	57,202
			273,428
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		32,000	31,156
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)		7,000	6,562
Railworks Holdings LP 8.25% 11/15/28 (b)		10,000	10,100
			47,818
Electrical Equipment - 0.0%
Atkore, Inc. 4.25% 6/1/31 (b)		8,000	7,070
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)		5,000	3,774
Sensata Technologies BV:
4% 4/15/29(b)		8,000	7,267
5% 10/1/25(b)		10,000	10,073
			28,184
Ground Transportation - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.375% 3/1/29(b)		5,000	4,562
5.75% 7/15/27(b)		30,000	28,799
Uber Technologies, Inc.:
4.5% 8/15/29(b)		80,000	75,418
8% 11/1/26(b)		2,000	2,024
			110,803
Industrial Conglomerates - 0.4%
Honeywell International, Inc. 1.75% 9/1/31		140,000	112,977
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25% 10/1/25 (b)		2,000	1,961
Trane Technologies Financing Ltd.:
3.8% 3/21/29		130,000	123,138
5.25% 3/3/33		50,000	50,099
			288,175
Machinery - 0.2%
Chart Industries, Inc. 9.5% 1/1/31 (b)		5,000	5,399
Otis Worldwide Corp. 2.565% 2/15/30		140,000	121,909
TK Elevator Holdco GmbH 7.625% 7/15/28 (b)		7,000	6,922
			134,230
Marine Transportation - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		8,000	7,129

Passenger Airlines - 0.0%
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (b)		5,000	4,611
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)		5,000	3,755
			8,366
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		5,000	5,004
FLY Leasing Ltd. 7% 10/15/24 (b)		1,000	995
Foundation Building Materials, Inc. 6% 3/1/29 (b)		20,000	17,727
United Rentals North America, Inc. 6.125% 3/15/34 (b)		10,000	9,811
			33,537
Transportation Infrastructure - 0.2%
Heathrow Funding Ltd. 2.625% 3/16/28 (Reg. S)	GBP	100,000	113,314

TOTAL INDUSTRIALS			1,384,054

INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.1%
HTA Group Ltd.:
7% 12/18/25(b)		12,000	11,987
7.5% 6/4/29(b)(c)		45,000	44,701
IHS Netherlands Holdco BV 8% 9/18/27 (b)		15,000	14,546
			71,234
Electronic Equipment, Instruments & Components - 0.2%
Dell International LLC/EMC Corp. 6.2% 7/15/30		110,000	115,071
Insight Enterprises, Inc. 6.625% 5/15/32 (b)		5,000	5,033
TTM Technologies, Inc. 4% 3/1/29 (b)		8,000	7,247
			127,351
IT Services - 0.1%
Ahead DB Holdings LLC 6.625% 5/1/28 (b)		5,000	4,638
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		33,000	29,483
Virtusa Corp. 7.125% 12/15/28 (b)		32,000	29,103
			63,224
Semiconductors & Semiconductor Equipment - 0.5%
Entegris, Inc.:
3.625% 5/1/29(b)		77,000	68,415
5.95% 6/15/30(b)		54,000	53,154
Micron Technology, Inc. 2.703% 4/15/32		140,000	115,488
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.5% 5/11/31		140,000	116,312
ON Semiconductor Corp. 3.875% 9/1/28 (b)		2,000	1,826
			355,195
Software - 0.3%
Cloud Software Group, Inc.:
6.5% 3/31/29(b)		12,000	11,381
8.25% 6/30/32(b)		30,000	30,299
9% 9/30/29(b)		25,000	24,191
Elastic NV 4.125% 7/15/29 (b)		34,000	30,400
Gen Digital, Inc.:
5% 4/15/25(b)		19,000	18,833
7.125% 9/30/30(b)		21,000	21,322
NCR Voyix Corp. 5.125% 4/15/29 (b)		6,000	5,571
Open Text Corp.:
3.875% 2/15/28(b)		7,000	6,434
3.875% 12/1/29(b)		28,000	24,655
Open Text Holdings, Inc.:
4.125% 2/15/30(b)		5,000	4,445
4.125% 12/1/31(b)		6,000	5,163
Rackspace Finance LLC 3.5% 5/15/28 (b)		3,340	1,319
UKG, Inc. 6.875% 2/1/31 (b)		5,000	5,032
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)		2,000	1,827
			190,872
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman:
4.125% 1/15/31		26,000	22,820
4.75% 1/1/25		10,000	9,914
5.75% 12/1/34		4,000	3,783
8.25% 12/15/29(b)		5,000	5,349
Western Digital Corp.:
2.85% 2/1/29		4,000	3,449
3.1% 2/1/32		3,000	2,433
			47,748
TOTAL INFORMATION TECHNOLOGY			855,624

MATERIALS - 1.4%
Chemicals - 0.7%
Axalta Coating Systems LLC 3.375% 2/15/29 (b)		6,000	5,350
Consolidated Energy Finance SA 12% 2/15/31 (b)		5,000	5,224
International Flavors & Fragrances, Inc. 2.3% 11/1/30 (b)		150,000	124,217
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(d)		10,762	8,906
Linde Finance BV 0.55% 5/19/32 (Reg. S)	EUR	100,000	86,300
Methanex Corp.:
5.125% 10/15/27		27,000	26,073
5.65% 12/1/44		82,000	71,466
NOVA Chemicals Corp.:
4.25% 5/15/29(b)		4,000	3,509
5.25% 6/1/27(b)		10,000	9,579
8.5% 11/15/28(b)		5,000	5,303
9% 2/15/30(b)		5,000	5,289
Olin Corp. 5% 2/1/30		17,000	15,972
Olympus Water U.S. Holding Corp.:
6.25% 10/1/29(b)		38,000	35,225
9.75% 11/15/28(b)		4,000	4,253
SCIH Salt Holdings, Inc. 6.625% 5/1/29 (b)		2,000	1,884
The Chemours Co. LLC 4.625% 11/15/29 (b)		51,000	43,493
			452,043
Construction Materials - 0.0%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		17,000	16,999
VM Consolidated, Inc. 5.5% 4/15/29 (b)		5,000	4,771
			21,770
Containers & Packaging - 0.3%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29(b)		25,000	20,639
6% 6/15/27(b)		17,000	16,622
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26(b)		3,000	2,551
5.25% 4/30/25(b)		16,000	15,752
5.25% 8/15/27(b)		1,000	588
Ball Corp. 6% 6/15/29		5,000	5,003
Berry Global, Inc. 5.625% 7/15/27 (b)		35,000	34,538
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (b)		10,000	9,840
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		10,000	9,816
Graphic Packaging International, Inc.:
4.75% 7/15/27(b)		6,000	5,812
6.375% 7/15/32(b)		40,000	40,079
OI European Group BV 4.75% 2/15/30 (b)		6,000	5,499
Owens-Brockway Glass Container, Inc. 7.375% 6/1/32 (b)		20,000	19,993
Sealed Air Corp./Sealed Air Corp. U.S. 7.25% 2/15/31 (b)		5,000	5,135
			191,867
Metals & Mining - 0.4%
ATI, Inc.:
4.875% 10/1/29		32,000	29,904
7.25% 8/15/30		5,000	5,119
Eldorado Gold Corp. 6.25% 9/1/29 (b)		27,000	25,616
ERO Copper Corp. 6.5% 2/15/30 (b)		46,000	44,270
First Quantum Minerals Ltd. 6.875% 10/15/27 (b)		40,000	39,159
FMG Resources August 2006 Pty Ltd. 6.125% 4/15/32 (b)		54,000	52,794
HudBay Minerals, Inc. 6.125% 4/1/29 (b)		5,000	4,931
IAMGOLD Corp. 5.75% 10/15/28 (b)		18,000	16,880
Mineral Resources Ltd. 8.5% 5/1/30 (b)		64,000	66,265
			284,938
Paper & Forest Products - 0.0%
LABL, Inc.:
6.75% 7/15/26(b)		1,000	988
10.5% 7/15/27(b)		3,000	2,920
Mercer International, Inc. 5.125% 2/1/29		11,000	9,632
			13,540
TOTAL MATERIALS			964,158

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Alexandria Real Estate Equities, Inc. 2% 5/18/32		220,000	171,488
Boston Properties, Inc.:
2.45% 10/1/33		220,000	162,638
6.75% 12/1/27		17,000	17,478
Brixmor Operating Partnership LP 5.75% 2/15/35		180,000	178,346
Corporate Office Properties LP 2% 1/15/29		150,000	126,879
Hudson Pacific Properties LP 5.95% 2/15/28		108,000	92,695
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29		10,000	7,280
5% 10/15/27		63,000	51,635
5.25% 8/1/26		5,000	4,539
Omega Healthcare Investors, Inc. 3.25% 4/15/33		4,000	3,205
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)		5,000	5,033
Prologis LP 2.875% 11/15/29		200,000	178,788
SBA Communications Corp. 3.125% 2/1/29		2,000	1,760
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)		49,000	33,157
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
10.5% 2/15/28(b)		15,000	15,002
10.5% 2/15/28(b)		19,000	19,003
VICI Properties LP:
5.75% 4/1/34		2,000	1,967
6.125% 4/1/54		5,000	4,790
WP Carey, Inc. 2.45% 2/1/32		220,000	176,651
			1,252,334
Real Estate Management & Development - 0.4%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)		3,200	2,778
CBRE Group, Inc. 2.5% 4/1/31		140,000	115,388
Howard Hughes Corp. 4.375% 2/1/31 (b)		44,000	37,531
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)		17,000	11,666
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)		2,000	1,305
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		36,000	34,156
Vonovia SE 0.625% 3/24/31 (Reg. S)	EUR	100,000	85,415
			288,239
TOTAL REAL ESTATE			1,540,573

UTILITIES - 4.6%
Electric Utilities - 1.4%
DPL, Inc.:
4.125% 7/1/25		2,000	1,956
4.35% 4/15/29		8,000	7,393
Duke Energy Carolinas LLC 3.95% 11/15/28		170,000	162,394
EnBW International Finance BV 3.85% 5/23/30 (Reg. S)	EUR	100,000	109,144
ENEL Finance International NV 0.875% 1/17/31 (Reg. S)	EUR	100,000	90,369
NextEra Energy Partners LP:
4.5% 9/15/27(b)		2,000	1,882
7.25% 1/15/29(b)		5,000	5,118
Northern States Power Co. 2.25% 4/1/31		265,000	221,151
Oncor Electric Delivery Co. LLC 4.15% 6/1/32		130,000	120,686
PG&E Corp.:
5% 7/1/28		19,000	18,214
5.25% 7/1/30		5,000	4,763
SSE PLC 1.75% 4/16/30 (Reg. S)	EUR	100,000	96,990
Wisconsin Electric Power Co. 4.75% 9/30/32		125,000	121,734
			961,794
Independent Power and Renewable Electricity Producers - 1.0%
RWE AG 3.625% 1/10/32 (Reg. S)	EUR	100,000	106,630
Sunnova Energy Corp. 5.875% 9/1/26 (b)		40,000	28,388
TerraForm Power Operating LLC 4.75% 1/15/30 (b)		8,000	7,268
The AES Corp.:
1.375% 1/15/26		140,000	130,732
2.45% 1/15/31		527,000	432,741
			705,759
Multi-Utilities - 2.2%
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30		190,000	173,108
5.375% 5/15/34		200,000	199,550
Dominion Energy, Inc. 2.25% 8/15/31		409,000	330,813
E.ON SE 0.625% 11/7/31 (Reg. S)	EUR	100,000	87,596
NiSource, Inc.:
1.7% 2/15/31		370,000	293,651
5.35% 4/1/34		150,000	146,686
Puget Energy, Inc. 4.224% 3/15/32		255,000	226,701
			1,458,105
TOTAL UTILITIES			3,125,658

TOTAL NONCONVERTIBLE BONDS			19,503,917
TOTAL CORPORATE BONDS (Cost $20,293,007)			19,589,390

U.S. Treasury Obligations - 43.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.85% 1/23/25	3,500,000	3,388,013
U.S. Treasury Bonds:
2.25% 5/15/41 (g)	133,000	95,074
2.25% 2/15/52	2,410,000	1,509,168
3.25% 5/15/42	100,000	82,254
3.375% 8/15/42	600,000	501,258
3.625% 2/15/53	182,000	152,432
3.625% 5/15/53	110,000	92,142
4% 11/15/42	225,000	205,093
4.125% 8/15/53	570,000	522,797
4.25% 2/15/54	3,810,000	3,573,647
4.5% 2/15/44	85,000	82,490
4.625% 5/15/54	560,000	559,300
U.S. Treasury Notes:
3.75% 12/31/28	600,000	580,734
3.75% 12/31/30	35,000	33,504
3.875% 12/31/27	700,000	683,257
3.875% 8/15/33	450,000	428,836
4% 1/31/29	1,350,000	1,320,416
4% 1/31/31	2,109,000	2,048,037
4% 2/15/34	1,494,000	1,436,341
4.125% 3/31/31	1,975,000	1,931,797
4.25% 2/28/31	2,330,000	2,296,415
4.375% 11/30/28	800,000	794,906
4.375% 5/15/34	130,000	128,842
4.5% 11/15/33	1,955,000	1,955,305
4.625% 9/30/28	1,100,000	1,102,965
4.625% 4/30/29	15,000	15,073
4.625% 4/30/31	2,180,000	2,196,009
4.875% 10/31/28	1,600,000	1,620,625
TOTAL U.S. TREASURY OBLIGATIONS (Cost $30,467,353)		29,336,730

U.S. Government Agency - Mortgage Securities - 33.6%
	Principal Amount (a)	Value ($)
Fannie Mae - 4.4%
2% 6/1/35 to 5/1/42	1,458,730	1,261,988
2.5% 7/1/51 to 5/1/52	494,041	400,405
3% 2/1/52 to 5/1/52	90,515	76,518
3.5% 12/1/46 to 1/1/50	249,629	226,861
4% 1/1/51 to 4/1/52	67,795	62,275
4.5% 10/1/52	99,708	93,406
5% 12/1/52	46,029	44,355
5.5% 4/1/54	96,576	95,055
6% 11/1/53 to 5/1/54	307,057	308,176
6.5% 10/1/53	372,912	379,133
TOTAL FANNIE MAE		2,948,172
Freddie Mac - 1.7%
1.5% 4/1/41 to 4/1/51	247,926	191,451
2% 4/1/42	267,335	222,469
2.5% 7/1/36 to 12/1/51	363,246	306,373
3% 5/1/35 to 5/1/51	128,756	115,683
3.5% 7/1/42 to 11/1/42	44,240	40,244
4% 10/1/52	42,827	39,399
4.5% 11/1/52	92,572	86,720
5% 12/1/52	45,048	43,761
5.5% 3/1/54	98,817	97,261
TOTAL FREDDIE MAC		1,143,361
Ginnie Mae - 6.2%
2% 10/20/50 to 2/20/51	314,209	251,834
2% 6/1/54 (c)	150,000	120,102
2% 6/1/54 (c)	100,000	80,068
2% 6/1/54 (c)	100,000	80,068
2% 6/1/54 (c)	250,000	200,170
2% 6/1/54 (c)	150,000	120,102
2% 6/1/54 (c)	300,000	240,204
2% 6/1/54 (c)	50,000	40,034
2% 7/1/54 (c)	300,000	240,426
2.5% 6/1/54 (c)	350,000	291,525
2.5% 6/1/54 (c)	350,000	291,525
2.5% 7/1/54 (c)	300,000	250,066
3% 6/1/54 (c)	250,000	215,938
3% 6/1/54 (c)	150,000	129,563
3% 6/1/54 (c)	100,000	86,375
3% 6/1/54 (c)	50,000	43,188
3.5% 6/1/54 (c)	175,000	156,099
3.5% 6/1/54 (c)	75,000	66,900
3.5% 6/1/54 (c)	25,000	22,300
3.5% 6/1/54 (c)	50,000	44,600
3.5% 6/1/54 (c)	25,000	22,300
3.5% 7/1/54 (c)	150,000	133,870
3.5% 7/1/54 (c)	200,000	178,493
4% 10/20/52	98,262	90,224
4% 6/1/54 (c)	150,000	137,749
4.5% 4/20/53	97,886	92,497
5% 6/1/54 (c)	175,000	169,743
5% 6/1/54 (c)	75,000	72,747
5.5% 6/1/54 (c)	50,000	49,586
5.5% 7/1/54 (c)	50,000	49,534
6.5% 6/1/54 (c)	100,000	101,472
6.5% 7/1/54 (c)	100,000	101,319
TOTAL GINNIE MAE		4,170,621
Uniform Mortgage Backed Securities - 21.3%
2% 6/1/54 (c)	1,300,000	1,002,117
2% 6/1/54 (c)	200,000	154,172
2% 6/1/54 (c)	200,000	154,172
2% 6/1/54 (c)	400,000	308,344
2% 6/1/54 (c)	200,000	154,172
2% 6/1/54 (c)	100,000	77,086
2% 6/1/54 (c)	250,000	192,715
2% 6/1/54 (c)	150,000	115,629
2% 6/1/54 (c)	200,000	154,172
2% 6/1/54 (c)	100,000	77,086
2% 6/1/54 (c)	150,000	115,629
2% 6/1/54 (c)	200,000	154,172
2% 6/1/54 (c)	150,000	115,629
2% 6/1/54 (c)	175,000	134,900
2% 6/1/54 (c)	400,000	308,344
2% 6/1/54 (c)	175,000	134,900
2% 7/1/54 (c)	300,000	231,504
2% 7/1/54 (c)	1,700,000	1,311,855
2% 7/1/54 (c)	500,000	385,840
2% 7/1/54 (c)	400,000	308,672
2.5% 6/1/54 (c)	550,000	443,803
2.5% 6/1/54 (c)	150,000	121,037
2.5% 6/1/54 (c)	350,000	282,420
2.5% 6/1/54 (c)	150,000	121,037
2.5% 6/1/54 (c)	225,000	181,556
2.5% 6/1/54 (c)	225,000	181,556
2.5% 6/1/54 (c)	125,000	100,864
2.5% 6/1/54 (c)	250,000	201,729
2.5% 6/1/54 (c)	175,000	141,210
2.5% 7/1/54 (c)	1,000,000	807,617
2.5% 7/1/54 (c)	250,000	201,904
2.5% 7/1/54 (c)	250,000	201,904
3% 6/1/54 (c)	700,000	588,383
3% 6/1/54 (c)	50,000	42,027
3% 6/1/54 (c)	300,000	252,164
3% 6/1/54 (c)	300,000	252,164
3% 7/1/54 (c)	200,000	168,211
3% 7/1/54 (c)	650,000	546,686
3% 7/1/54 (c)	350,000	294,369
3.5% 6/1/54 (c)	575,000	503,866
3.5% 6/1/54 (c)	575,000	503,866
3.5% 7/1/54 (c)	450,000	394,014
3.5% 7/1/54 (c)	125,000	109,448
4% 6/1/54 (c)	250,000	226,748
4% 6/1/54 (c)	150,000	136,049
4% 6/1/54 (c)	125,000	113,374
4% 7/1/54 (c)	300,000	272,191
4.5% 6/1/54 (c)	100,000	93,613
4.5% 6/1/54 (c)	25,000	23,403
5% 6/1/54 (c)	100,000	96,203
5% 6/1/54 (c)	100,000	96,203
5.5% 6/1/54 (c)	300,000	295,090
5.5% 6/1/54 (c)	300,000	295,090
6% 6/1/54 (c)	75,000	75,097
6% 6/1/54 (c)	50,000	50,064
6% 6/1/54 (c)	75,000	75,097
6% 6/1/54 (c)	50,000	50,064
6% 6/1/54 (c)	25,000	25,032
6% 6/1/54 (c)	100,000	100,129
6% 7/1/54 (c)	50,000	50,045
6% 7/1/54 (c)	50,000	50,045
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		14,356,482
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $22,736,194)		22,618,636

Asset-Backed Securities - 5.8%
	Principal Amount (a)	Value ($)
Aimco Series 2024-BA Class ARR, CME Term SOFR 3 Month Index + 1.500% 6.8277% 4/16/37 (b)(d)(e)	250,000	251,250
Aimco Clo 21 Ltd. / Aimco Clo 2 Series 2024-21A Class A1, CME Term SOFR 3 Month Index + 1.500% 6.8251% 4/18/37 (b)(d)(e)	250,000	250,250
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8246% 7/20/35 (b)(d)(e)	250,000	250,549
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.6152% 4/25/34 (b)(d)(e)	250,000	250,528
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 Month Index + 1.550% 6.837% 4/23/37 (b)(d)(e)	550,000	553,383
Cedar Funding Ltd. Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6902% 7/15/33 (b)(d)(e)	260,000	260,367
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.6362% 4/20/34 (b)(d)(e)	200,000	200,431
Dryden CLO, Ltd. Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7362% 10/20/34 (b)(d)(e)	310,000	310,695
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6902% 4/15/31 (b)(d)(e)	250,000	250,632
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/51 (b)	98,000	91,550
RR Ltd. / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 Month Index + 1.550% 6.8406% 4/15/37 (b)(d)(e)	300,000	302,728
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6662% 4/20/33 (b)(d)(e)	310,000	310,767
Verizon Master Trust Series 2021-2 Class A, 0.99% 4/20/28	107,000	105,078
Voya Clo 2023-1 Ltd. Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.800% 7.1702% 1/20/37 (b)(d)(e)	250,000	253,000
Voya Clo Ltd. Series 2024-1A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.8461% 4/15/37 (b)(d)(e)	250,000	250,393
TOTAL ASSET-BACKED SECURITIES (Cost $3,860,219)		3,891,601

Commercial Mortgage Securities - 0.5%
	Principal Amount (a)	Value ($)
BXHPP Trust floater Series 2021-FILM Class A, CME Term SOFR 1 Month Index + 0.760% 6.0815% 8/15/36 (b)(d)(e)	250,000	240,078
District of Columbia Commercial Mtg Trust 2023-District of Columbia sequential payer Series 2023-DC Class A, 6.3143% 9/12/40 (b)	100,000	102,065
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $345,044)		342,143

Foreign Government and Government Agency Obligations - 0.3%
		Principal Amount (a)	Value ($)
Colombian Republic 8% 11/14/35		200,000	203,900
German Federal Republic 2.5% 7/4/44	EUR	30,000	30,917
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $234,814)			234,817

Common Stocks - 0.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobile Components - 0.0%
Aptiv PLC (h)	25	2,082
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy, Inc. Class A	114	2,890
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Centene Corp. (h)	58	4,152
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (h)	93	5,307
TOTAL COMMON STOCKS (Cost $15,031)		14,431

Bank Loan Obligations - 0.1%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobile Components - 0.0%
Power Stop LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1973% 1/26/29 (d)(e)(i)	5,000	4,850
Diversified Consumer Services - 0.0%
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5854% 3/4/28 (d)(e)(i)	19,949	17,131
Hotels, Restaurants & Leisure - 0.0%
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5635% 9/18/26 (d)(e)(i)	6,001	6,029
United PF Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5911% 12/30/26 (d)(e)(i)	11,956	10,521
		16,550
Specialty Retail - 0.1%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 5/30/31 (e)(i)(j)	15,000	14,869
Staples, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 8/23/29 (e)(i)(j)	5,000	4,763
		19,632
TOTAL CONSUMER DISCRETIONARY		58,163
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Cano Health, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4626% 11/23/27 (d)(e)(f)(i)	5,970	1,484
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 11.000% 16.3213% 10/7/24 (d)(e)(i)(k)	949	945
Tranche DD, term loan CME Term SOFR 1 Month Index + 11.000% 16.3213% 10/7/24 (d)(e)(i)(k)	619	616
		3,045
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8268% 8/1/30 (d)(e)(i)	3,980	4,001
Professional Services - 0.0%
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0795% 4/29/29 (d)(e)(i)	8,977	7,922
TOTAL INDUSTRIALS		11,923
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1792% 12/10/29 (d)(e)(i)	3,000	2,942
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6858% 5/15/28 (d)(e)(i)	776	779
		3,721
MATERIALS - 0.0%
Chemicals - 0.0%
American Rock Salt Co. LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4302% 6/4/28 (d)(e)(i)	1,995	1,803
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.571% 8/27/28 (d)(e)(i)	9,890	9,346
TOTAL BANK LOAN OBLIGATIONS (Cost $91,307)		88,001

Preferred Securities - 0.4%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Telefonica Europe BV 2.502% (Reg. S) (d)(l)	EUR	100,000	101,859
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP CME Term SOFR 3 Month Index + 4.280% 9.612% (d)(e)(l)		31,000	30,856
FINANCIALS - 0.1%
Banks - 0.0%
Citigroup, Inc. 7.125% (d)(l)		5,000	4,986
M&T Bank Corp. 3.5% (d)(l)		5,000	4,114
			9,100
Capital Markets - 0.1%
Goldman Sachs Group, Inc. 7.5% (d)(l)		30,000	30,822
Consumer Finance - 0.0%
Ally Financial, Inc. 4.7% (d)(l)		30,000	26,411
TOTAL FINANCIALS			66,333
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (d)		22,000	21,852
Aircastle Ltd. 5.25% (b)(d)(l)		15,000	14,250
			36,102
TOTAL PREFERRED SECURITIES (Cost $229,206)			235,150

Money Market Funds - 12.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (m) (Cost $8,668,808)	8,667,075	8,668,809

TOTAL INVESTMENT IN SECURITIES - 126.2% (Cost $86,940,983)	85,019,708
NET OTHER ASSETS (LIABILITIES) - (26.2)%	(17,654,470)
NET ASSETS - 100.0%	67,365,238

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 6/1/54	(300,000)	(240,204)
2.5% 6/1/54	(300,000)	(249,879)
3.5% 6/1/54	(150,000)	(133,800)
3.5% 6/1/54	(200,000)	(178,399)
5.5% 6/1/54	(50,000)	(49,586)
6.5% 6/1/54	(100,000)	(101,472)

TOTAL GINNIE MAE		(953,340)

Uniform Mortgage Backed Securities
2% 6/1/54	(300,000)	(231,258)
2% 6/1/54	(1,700,000)	(1,310,460)
2% 6/1/54	(100,000)	(77,086)
2% 6/1/54	(500,000)	(385,429)
2% 6/1/54	(400,000)	(308,344)
2% 6/1/54	(400,000)	(308,344)
2% 6/1/54	(175,000)	(134,900)
2.5% 6/1/54	(1,000,000)	(806,914)
2.5% 6/1/54	(250,000)	(201,729)
2.5% 6/1/54	(250,000)	(201,729)
2.5% 6/1/54	(175,000)	(141,210)
2.5% 6/1/54	(250,000)	(201,729)
3% 6/1/54	(350,000)	(294,191)
3% 6/1/54	(200,000)	(168,109)
3% 6/1/54	(650,000)	(546,356)
3.5% 6/1/54	(575,000)	(503,866)
3.5% 6/1/54	(450,000)	(394,330)
3.5% 6/1/54	(125,000)	(109,536)
4% 6/1/54	(300,000)	(272,098)
5% 6/1/54	(100,000)	(96,203)
5.5% 6/1/54	(300,000)	(295,090)
6% 6/1/54	(50,000)	(50,064)
6% 6/1/54	(50,000)	(50,064)
6% 6/1/54	(100,000)	(100,129)
6% 6/1/54	(100,000)	(100,129)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(7,289,297)

TOTAL TBA SALE COMMITMENTS (Proceeds $8,267,608)		(8,242,637)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	Sep 2024	203,703	(189)	(189)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	6	Sep 2024	634,781	(1,932)	(1,932)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	2	Sep 2024	224,063	(1,488)	(1,488)

TOTAL PURCHASED					(3,609)

Sold

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	5	Sep 2024	626,020	(114)	(114)
Eurex Euro-Bund Contracts (Germany)	1	Sep 2024	141,035	(56)	(56)

TOTAL SOLD					(170)

TOTAL FUTURES CONTRACTS					(3,779)
The notional amount of futures purchased as a percentage of Net Assets is 1.5%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	6,000	USD	6,539	Citibank, N. A.	8/22/24	(5)
EUR	5,000	USD	5,435	JPMorgan Chase Bank, N.A.	8/22/24	10
USD	5,450	EUR	5,000	BNP Paribas S.A.	8/22/24	4
USD	1,974,518	EUR	1,826,000	Goldman Sachs Bank USA	8/22/24	(14,087)
USD	456,346	EUR	418,000	JPMorgan Chase Bank, N.A.	8/22/24	1,123
USD	364,421	GBP	291,000	Bank of America, N.A.	8/22/24	(6,540)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(19,495)
Unrealized Appreciation						1,137
Unrealized Depreciation						(20,632)

Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,215,608 or 13.7% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Non-income producing - Security is in default.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $32,212.
(h)	Non-income producing
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)	The coupon rate will be determined upon settlement of the loan after period end.
(k)	Level 3 security
(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	3,711,918	31,074,399	26,117,484	287,099	(24)	-	8,668,809	0.0%
Total	3,711,918	31,074,399	26,117,484	287,099	(24)	-	8,668,809

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Corporate Bonds, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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